Condensed Interim Consolidated Statement of Changes in Equity (Unaudited) - USD ($)	Share capital	Share premium	Share-based payment reserves	Accumulated losses	Equity attributable to the equity holders of the Parent	Non-controlling interest	Total
Balance at Dec. 31, 2023	$ 2,971	$ 125,606,786	$ 415,573	$ (138,948,686)	$ (12,923,356)	$ (1,174,911)	$ (14,098,267)
Exercise of share-based options (note 16)	17	183,095	(183,112)
Reversal of share-based payment provision (note 16)			(142,967)		(142,967)		(142,967)
Issuance of shares upon acquisition of assets (note 1)	3,698	136,496,285			136,499,983		136,499,983
Total comprehensive loss				(27,666,386)	(27,666,386)	11,774	(27,654,612)
Balance at Jun. 30, 2024	6,686	262,286,166	89,494	(166,615,072)	95,767,274	(1,163,137)	94,604,137
Balance at Dec. 31, 2024	6,686	262,286,166	64,621	(202,503,268)	59,854,205	(1,212,877)	58,641,328
Exercise of share-based options (note 16)	3	15,574	(15,577)
Reversal of share-based payment provision (note 16)			(39,701)		(39,701)		(39,701)
Total comprehensive loss				(37,064,164)	(37,064,164)	(49,811)	(37,113,975)
Balance at Jun. 30, 2025	$ 6,689	$ 262,301,740	$ 9,343	$ (239,567,432)	$ 22,750,340	$ (1,262,688)	$ 21,487,652